Defined benefit obligations - Summary of Amount Recognized In Profit Or Loss In Respect of Defined Benefit Plans (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Net service cost	SFr 212	SFr 207
Net interest expense	7	4
Administration cost excl. cost for managing plan assets	31	23
Expense recognized in profit or loss	SFr 250	SFr 234